Deferred Compensation and Retirement Plans (Tables)	12 Months Ended
Apr. 30, 2026
Retirement Benefits [Abstract]
Schedule of Total Benefit Obligations
The total benefit obligations for these plans were as follows:

	Year Ended April 30,
	2026	2025

	(in thousands)
Deferred compensation and pension plans	$325,128	$298,316
Medical and Life Insurance plan	3,803	4,188
International retirement plans	11,559	13,278
Executive Capital Accumulation Plan	227,171	210,606
Total benefit obligation	567,661	526,388
Less: current portion of benefit obligation (1)	(56,887)	(48,618)
Non-current benefit obligation	$510,774	$477,770
_______________________________
(1)Current portion of benefit obligation is included in Compensation and benefits payable in the consolidated balance sheet.

Schedule of Reconciliation of Benefit Obligation
The following tables reconcile the benefit obligation for the deferred compensation and pension plans:

	Year Ended April 30,
	2026	2025

	(in thousands)
Change in benefit obligation:
Benefit obligation, beginning of year	$316,883	$280,926
Service cost	50,105	46,147
Interest cost	15,521	17,772
Actuarial loss	382	1,482
Administrative expenses paid	(202)	(234)
Benefits paid from plan assets	(2,426)	(1,900)
Benefits paid from cash	(35,988)	(27,310)
Benefit obligation, end of year	344,275	316,883

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	18,567	18,523
Actual return on plan assets	2,699	1,547
Benefits paid from plan assets	(2,426)	(1,900)
Administrative expenses paid	(202)	(234)
Employer contributions	509	631
Fair value of plan assets, end of year	19,147	18,567

Funded status and balance, end of year (1)	$(325,128)	$(298,316)

Current liability	$43,480	$36,332
Non-current liability	281,648	261,984
Total liability	$325,128	$298,316

Plan Assets - weighted-average asset allocation:
Debt securities	44%	46%
Equity securities	54%	50%
Other	2%	4%
Total	100%	100%
_______________________________
(1)The Company purchased COLI contracts insuring the lives of certain employees eligible to participate in the deferred compensation and pension plans as a means of funding benefits under such plans. As the COLI contracts are held in trust and are not separated from the Company's general corporate assets, they are not included in the funded status. As of April 30, 2026 and 2025, the Company held contracts with gross CSV of $361.2 million and $325.5 million, offset by outstanding policy loans of $72.2 million and $72.8 million, respectively.

Schedule of Fair Value Measurements of Defined Benefit Plan Assets
The fair value measurements of the defined benefit plan assets fall within the following levels of the fair value hierarchy as of April 30, 2026 and 2025:

	Level 1	Level 2	Level 3	Total

	(in thousands)
April 30, 2026:
Mutual funds	$—	$18,788	$—	$18,788
Money market funds	359	—	—	359
Total	$359	$18,788	$—	$19,147

April 30, 2025:
Mutual funds	$—	$17,832	$—	$17,832
Money market funds	735	—	—	735
Total	$735	$17,832	$—	$18,567

Schedule of Components of Net Periodic Benefits Costs
The components of net periodic benefits costs are as follows:

	Year Ended April 30,
	2026	2025	2024

	(in thousands)
Service cost	$50,105	$46,147	$43,879
Interest cost	15,521	17,772	13,447
Amortization of actuarial loss	589	248	818
Expected return on plan assets	(1,112)	(1,065)	(1,088)
Net prior service credit amortization	(97)	(97)	(97)
Net periodic benefit cost (1)	$65,006	$63,005	$56,959
_______________________________
(1)The service cost, interest cost and other components of net periodic benefit costs are included in compensation and benefits expense, interest expense, net and other income, net, respectively, on the consolidated statements of income.
The components of net periodic benefits costs are as follows:

	Year Ended April 30,
	2026	2025	2024

	(in thousands)
Interest cost	$183	$219	$217
Net prior service credit amortization	(308)	(308)	(308)
Amortization of actuarial gain	(81)	(119)	(83)
Net periodic benefit cost (1)	$(206)	$(208)	$(174)
_______________________________
(1)The interest cost and the other components of net periodic benefit costs are included in interest expense, net and other income, net, respectively, on the consolidated statements of income.

Schedule of Weighted-Average Assumptions Used in Calculating Benefit Obligations
The weighted-average assumptions used in calculating the benefit obligations were as follows:

	Year Ended April 30,
	2026	2025	2024
Discount rate, beginning of year	4.74%	5.55%	4.77%
Discount rate, end of year	4.70%	4.74%	5.55%
Rate of compensation increase	0.00%	0.00%	0.00%
Expected long-term rates of return on plan assets	6.25%	6.25%	6.00%
The weighted-average assumptions used in calculating the medical and life insurance plan were as follows:

	Year Ended April 30,
	2026	2025	2024
Discount rate, beginning of year	5.15%	5.62%	4.85%
Discount rate, end of year	5.13%	5.15%	5.62%
Healthcare care cost trend rate	6.50%	6.75%	6.50%

Schedule of Benefit Payments, Expected To Be Paid
Benefit payments, which reflect expected future service, as appropriate, are expected to be paid over the next ten years as follows:

Year Ending April 30,	Deferred Retirement Plans
(in thousands)
2027	$46,516
2028	54,947
2029	55,946
2030	61,853
2031	71,998
2032-2036	321,926
Benefit payments, which reflect expected future service, as appropriate, are expected to be paid over the next ten years as follows:

Year Ending April 30,	Medical and Life Insurance
(in thousands)
2027	$489
2028	454
2029	429
2030	405
2031	381
2032-2036	1,547

Schedule of Reconciliation of Benefit Obligation and Changes in ECAP Liability
The following table reconciles the benefit obligation for the medical and life insurance plan:

	Year End April 30,
	2026	2025

	(in thousands)
Change in benefit obligation:
Benefit obligation, beginning of year	$4,188	$4,227
Interest cost	183	219
Actuarial (gain) loss	(136)	214
Benefits paid	(437)	(472)
Participants' contributions	5	—
Benefit obligation, end of year	$3,803	$4,188

Current liability	$479	$553
Non-current liability	3,324	3,635
Total liability	$3,803	$4,188
Changes in ECAP liability were as follows:

	Year Ended April 30,
	2026	2025

	(in thousands)
Balance, beginning of year	$210,606	$204,537
Employee contributions	7,724	9,212
Amortization of employer contributions	5,739	6,031
Gain on investment	31,087	16,585
Employee distributions	(28,080)	(25,513)
Exchange rate fluctuations	95	(246)
Balance, end of year	227,171	210,606
Less: current portion	(12,928)	(11,733)
Non-current portion	$214,243	$198,873